Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current Assets:
Cash	$ 933,826	$ 153,914
Restricted cash	145,739	80,293
Fixed deposits	2,654,150
Accounts receivable, net	12,280,554	12,286,665
Notes receivable	29,544	172,348
Advances to suppliers, net	781,590	991,518
Inventories	1,513,758	1,750,369
Loans receivable	1,000,000
Prepaid expenses and other current assets, net	600,927	283,061
Total current assets	19,940,088	15,718,168
Non-current assets:
Fixed deposits		2,665,993
Non-current accounts receivable	517,810	670,146
Non-current loans receivable	3,515,050
Prepayment for land use rights		1,403,154
Deferred offering costs		588,013
Property and equipment, net	2,633,046	2,790,891
Intangible assets, net	522,560	539,925
Deferred tax assets, net	690,158	533,345
Other non-current assets	15,779	169,933
Total non-current assets	7,894,403	9,361,400
Total Assets	27,834,491	25,079,568
Current Liabilities:
Short-term loans	7,501,467	6,857,415
Accounts payable	4,075,878	4,694,905
Advances from customers	926,830	1,027,164
Taxes payable	3,268,416	3,273,227
Due to related parties	210,490	131,574
Other payables and other current liabilities	963,789	1,033,729
Total current liabilities	16,946,870	17,018,014
Non-current Liabilities:
Long-term loans	3,073,227	3,806,557
Total non-current liabilities	3,073,227	3,806,557
Total Liabilities	20,020,097	20,824,571
Commitments and Contingencies
Equity:
Ordinary shares (par value $0.0001 per share, 500,000,000 shares authorized, 18,748,000 and 17,000,000 shares issued and outstanding as of June 30, 2025 and 2024, respectively)	1,875	1,700
Subscription receivable	(1,699)	(1,699)
Additional paid-in capital	6,831,401	2,236,677
Statutory reserves	800,096	755,100
Retained earnings	525,406	1,583,977
Accumulated other comprehensive loss	(279,104)	(258,907)
Total shareholders’ equity of the Company	7,877,975	4,316,848
Non-controlling interests	(63,581)	(61,851)
Total Equity	7,814,394	4,254,997
Total Liabilities and Equity	$ 27,834,491	$ 25,079,568